STOCK-BASED COMPENSATION - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized compensation cost, net of estimated forfeitures		$ 158,300
Weighted-average period over which cost is expected to be recognized		2 years 2 months 12 days
Income tax benefit		$ 60,489	$ (13,200)	$ 155,402
Aggregate intrinsic value of stock options		$ 871,800
Withholding rate (as a percent)		50.00%
Number of shares required to settle vested and unvested interests at fair value (shares)		100,000
Cash required to settle vested and unvested interests at fair value		$ 20,200
Incremental compensation cost	$ 6,600
Aggregate intrinsic value of equity instruments other than options		40,500
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Income tax benefit		$ 82,400	80,700	124,200
Vesting period		4 years
Employee Stock Options, Net Settled
Share-based Compensation Arrangement by Share-based Payment Award
Income tax benefit		$ 64,200	63,600	95,100
Market-Based Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Aggregate withholding taxes assuming net settlement of awards		$ 435,900
Withholding rate (as a percent)		50.00%
Market-Based Stock Options - Vested
Share-based Compensation Arrangement by Share-based Payment Award
Aggregate withholding taxes assuming net settlement of awards		$ 345,800
Market-Based Stock Options - Unvested
Share-based Compensation Arrangement by Share-based Payment Award
Aggregate withholding taxes assuming net settlement of awards		$ 90,100
PSUs
Share-based Compensation Arrangement by Share-based Payment Award
Number of awards outstanding (shares)		0
Restricted Stock Units (RSUs) & Market Based Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Aggregate withholding taxes assuming net settlement of awards		$ 45,800
Withholding rate (as a percent)		50.00%
Number of shares required to settle vested and unvested interests at fair value (shares)		200,000
Aggregate intrinsic value of equity instruments other than options		$ 91,600
RSUs | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period		4 years
RSUs | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period		3 years
Market-Based Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period		5 years
Market-Based Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period		3 years
ANGI Homeservices
Share-based Compensation Arrangement by Share-based Payment Award
Withholding rate (as a percent)		50.00%
Cash withholding obligation		$ 43,400
Cash withholding obligation equivalent (shares)		5,100,000
Incremental compensation cost		$ 13,100	7,900
Incremental compensation cost from modification recognized in year of modification			3,900
Aggregate intrinsic value of equity instruments other than options		$ 86,800
ANGI Homeservices | Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award
Withholding rate (as a percent)		50.00%
Cash required to settle vested and unvested interests at fair value		$ 57,300
Common stock issued (shares)		6,800,000
Incremental compensation cost		$ 217,700
Incremental compensation cost from modification recognized in year of modification		29,000	$ 56,900	$ 93,400
Aggregate intrinsic value of equity instruments other than options		$ 114,600